MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 77.3%	Shares	Value
Accommodation and Food Services - 4.9%
Restaurants and Other Eating Places - 4.9%
Domino's Pizza, Inc.	123,864	$ 58,689,240

Administrative and Support and Waste Management and Remediation Services - 3.7%
Credit Bureaus - 3.7%
Moody's Corporation	92,669	44,418,105

Construction - 2.5%
Residential Building Construction - 2.5%
NVR, Inc. (a)	4,226	30,071,920

Educational Services - 2.6%
Colleges, Universities, and Professional Schools - 2.6%
Strategic Education, Inc.	336,585	30,706,650

Finance and Insurance - 22.9%
Direct Insurance (except Life, Health, and Medical) Carriers - 7.9%
Arch Capital Group Ltd.	518,587	49,286,508
Progressive Corporation (The)	159,550	45,460,582
		94,747,090
Direct Life, Health and Medical Insurance Carriers - 4.1%
UnitedHealth Group, Inc.	165,353	49,921,724

Financial Transactions Processing, Reserve, and Clearinghouse Activities - 10.9%
Mastercard, Inc. - Class A	113,138	66,253,613
Visa, Inc. - Class A	175,510	64,094,497
		130,348,110
Information - 2.6%
Motion Picture and Video Production - 2.6%
Walt Disney Company (The)	279,170	31,557,377

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.3% (Continued)	Shares	Value
Manufacturing - 5.3%
Engine, Turbine, and Power Transmission Equipment - 5.3%
Cummins, Inc.	199,412	$ 64,106,970

Retail Trade - 26.7%
Automotive Parts and Accessories Retailers - 16.4%
AutoZone, Inc. (a)	33,414	124,735,799
O'Reilly Automotive, Inc. (a)	53,125	72,648,437
		197,384,236
Clothing and Clothing Accessories Retailers - 10.3%
Ross Stores, Inc.	710,577	99,544,732
TJX Companies, Inc. (The)	186,248	23,634,871
		123,179,603
Transportation and Warehousing - 3.2%
Freight Transportation Arrangement - 3.2%
Expeditors International of Washington, Inc.	337,394	38,034,426

Wholesale Trade - 2.9%
Industrial Supplies Merchant Wholesalers - 2.9%
Fastenal Company	836,462	34,579,339

Total Common Stocks (Cost $652,073,705)		$ 927,744,790

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 22.7%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 4.15% (b)	102,701,200	$ 102,701,200
Vanguard Treasury Money Market Fund - Investor Shares, 4.23% (b)	169,410,236	169,410,236
Total Money Market Funds (Cost $272,111,436)		$ 272,111,436

Investments at Value - 100.0% (Cost $924,185,141)		$ 1,199,856,226

Liabilities in Excess of Other Assets – (0.0%) (c)		(611)

Net Assets - 100.0%		$ 1,199,855,615

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2025.
(c)	Rounds to less than 0.01%.